CONSOLIDATED BALANCE SHEETS - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Current assets
Cash	$ 3,446,111	$ 21,106
Trade receivable	7,360	0
GST receivable	140,646	85,658
Corporate taxes receivable	171,573	0
Deferred financing costs	138,720	0
Prepaid expenses	175,896	35,141
Deposit on carbon credits purchase	173,649	0
Carbon credits	83,672	0
Total current assets	4,337,627	141,905
Restricted cash	6,405,000	0
Equipment	0	953
Deferred financing costs, long-term	172,925	0
Deposit on carbon credits purchase, long-term	247,754	0
Investment in associate	707,989	0
Total assets	11,871,295	142,858
Current liabilities
Accounts payable and accrued liabilities	10,682,665	6,097,902
Accounts payable and accrued liabilities - related parties	794,990	478,072
Mandatory convertible debentures	0	127,500
Derivative liabilities	72,500	919,250
Warrant liabilities	5,626,473	0
Stock option liabilities	133,465	0
Stop loss provision liabilities	1,065,235	0
Total current liabilities	18,750,355	8,504,268
Total liabilities	31,464,840	8,504,268
Shareholders' deficiency
Common shares (No par value, unlimited common shares authorized; 3,541,668 common shares issued and outstanding) (July 31, 2024 - 1,163,871)	0	0
Additional paid in capital	14,174,914	13,321,266
Subscription receivable	(20,000)	0
Accumulated other comprehensive income	45,001	43,553
Deficit	(33,793,460)	(21,726,229)
Total shareholders' deficiency	(19,593,545)	(8,361,410)
Total liabilities and shareholders' deficiency	11,871,295	142,858
Nonrelated Party [Member]
Current liabilities
Convertible debentures, long term	8,800,339	0
Related Party [Member]
Current liabilities
Convertible debentures	375,027	881,544
Convertible debentures, long term	$ 3,914,146	$ 0